RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RIGHT OF USE ASSET AND LEASE LIABILITY

NOTE 12 — RIGHT OF USE ASSET AND LEASE LIABILITY

Net carrying amounts of right-of-use assets

The carrying amounts of right-of-use assets are as follows:

	As of December 31,
	2024	2023
Right of use asset – Buildings (related party)	$-	$11,149,101
Accumulated depreciation of right of use assets (related party)	-	(997,456)
Impairment	-	(10,151,645)
	$-	$-

During the year ended December 31, 2024, the Company recorded depreciation of right-of-use assets of Nil (2023 — $1,004,913). The 2023 balance are related to ERL entity which has been spun off.

The amortization amount and interest expense of the lease for the year 2024 was Nil (2023: $775,728) and Nil (2023: $787,341) respectively.

During July 2022, the Company signed two lease agreements for University of Antelope Valley’s buildings with the former owners, a related party, both with 12-year terms. A right of use asset and a lease liability of $11,149,101 was booked to the Consolidated Statements of Financial Condition for the leases. Management has conducted an assessment and concluded that it is appropriate to proceed with a full write-off of the asset and associated liability in question. This decision is based on the alignment of the liability with the full impairment of the relevant ROU asset. The closure order of the school, coupled with subsequent events, has prompted management to reassess the validity, enforceability and value of the agreement entered with the previous owners. The Company has recorded a gain of $308,763 due to lease modification in the year 2023.